Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000244332 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244332 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244332 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244332 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244332 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244332 [Member] | TJX Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244332 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244332 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244332 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244332 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244332 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000244332 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000244332 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000244332 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244332 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244332 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244332 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244332 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244332 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244332 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244332 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244332 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000244332 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244332 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244332 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244332 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244332 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244332 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244333 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244333 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244333 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244333 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244333 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244333 [Member] | TJX Cos The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244333 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244333 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244333 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244333 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244333 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000244333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000244333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000244333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244333 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244333 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000244333 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244333 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244333 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244333 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244333 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244333 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244336 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244336 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244336 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244336 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244336 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244336 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244336 [Member] | Hanover Insurance Group The Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | Paylocity Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | Lincoln Electric Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244336 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000244336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000244336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244336 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244336 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000244336 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244336 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.70%